VANECK SOCIAL SENTIMENT ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.9%
Automobiles & Components : 6.2%
General Motors Co. 3,740 $ 304,137
QuantumScape Corp. * † 110,166 1,147,930
Rivian Automotive, Inc. * 95,906 1,890,307
Tesla, Inc.* 7,802 3,508,715
6,851,089
Banks : 0.5%
JPMorgan Chase & Co. 1,785 575,163
Underline
Capital Goods : 4.3%
Archer Aviation, Inc.* † 132,343 995,219
Bloom Energy Corp. * 4,298 373,453
Boeing Co. * 5,502 1,194,594
Rocket Lab Corp.* 31,055 2,166,397
4,729,663
Consumer Discretionary Distribution &
Retail : 7.0%
Amazon.com, Inc.* 13,162 3,038,053
Carvana Co. * 3,337 1,408,281
GameStop Corp.* 159,489 3,202,539
7,648,873
Consumer Durables & Apparel : 0.8%
Lululemon Athletica, Inc.* 4,215 875,919
Underline
Consumer Services : 1.9%
DoorDash, Inc.* 3,644 825,293
DraftKings, Inc. * 22,527 776,280
DUOLINGO* 2,709 475,430
2,077,003
Consumer Staples Distribution & Retail : 1.4%
Costco Wholesale Corp. 532 458,765
Target Corp. 5,098 498,330
Walmart, Inc. 5,359 597,046
1,554,141
Financial Services : 8.9%
Block, Inc.* 8,960 583,206
Coinbase Global, Inc. * 4,155 939,612
PayPal Holdings, Inc. 29,558 1,725,596
Robinhood Markets, Inc. * 24,379 2,757,265
Rocket Cos, Inc. 17,324 335,393
SoFi Technologies, Inc.* 128,791 3,371,748
9,712,820
Food, Beverage & Tobacco : 1.3%
Celsius Holdings, Inc.* 16,131 737,832
PepsiCo, Inc. 4,264 611,969
1,349,801
Health Care Equipment & Services : 3.0%
Hims & Hers Health, Inc.* † 54,746 1,777,603
UnitedHealth Group, Inc. 4,492 1,482,854
3,260,457
Materials : 1.0%
Barrick Mining Corp. 8,448 367,910
First Majestic Silver Corp. 18,288 304,678
MP Materials Corp.* † 8,036 405,979
1,078,567
Media & Entertainment : 11.3%
Alphabet, Inc. 11,160 3,493,080
Meta Platforms, Inc. 5,343 3,526,862
Netflix, Inc. * 33,592 3,149,586
Number
of Shares Value
Media & Entertainment (continued)
Reddit, Inc. * 2,383 $ 547,780
Snap, Inc. * 63,017 508,547
Trade Desk, Inc. * 20,912 793,820
Walt Disney Co. 3,664 416,853
12,436,528
Pharmaceuticals, Biotechnology & Life
Sciences : 1.2%
Eli Lilly & Co. 531 570,655
Moderna, Inc. * 10,017 295,401
Pfizer, Inc. 19,120 476,088
1,342,144
Real Estate : 2.6%
Opendoor Technologies, Inc.* 494,522 2,883,063
Underline
Semiconductors & Semiconductor
Equipment : 13.4%
Advanced Micro Devices, Inc.* 15,746 3,372,163
Broadcom, Inc. 4,615 1,597,252
Intel Corp. * 82,632 3,049,121
Marvell Technology, Inc. 8,326 707,543
Micron Technology, Inc. 4,639 1,324,017
NVIDIA Corp. 19,270 3,593,856
RIGETTI COMPUTING INC* 48,255 1,068,848
14,712,800
Software & Services : 26.5%
Adobe, Inc.* 2,545 890,725
Applied Digital Corp. * † 102,767 2,519,847
AppLovin Corp. * 485 326,803
Cloudflare, Inc. * 2,045 403,172
D WAVE QUANTUM INC * † 24,338 636,439
IREN Ltd. * † 79,342 2,996,747
Microsoft Corp. 3,797 1,836,305
Nebius Group NV * † 36,978 3,095,243
Oracle Corp. 16,300 3,177,033
Palantir Technologies, Inc. * 18,591 3,304,550
Riot Platforms, Inc. * 24,454 309,832
Salesforce, Inc. 3,341 885,064
SentinelOne, Inc. * 102,012 1,530,180
Snowflake, Inc. * 2,686 589,201
SOUNDHOUND AI INC A * † 120,810 1,204,475
Strategy, Inc. * 19,020 2,890,089
UiPath, Inc. * 125,029 2,049,225
Unity Software, Inc.* 9,127 403,140
29,048,070
Technology Hardware & Equipment : 4.9%
Apple, Inc. 8,783 2,387,746
Dell Technologies, Inc. 2,462 309,917
IonQ, Inc. * † 18,592 834,223
Super Micro Computer, Inc.* † 61,484 1,799,637
5,331,523
Telecommunication Services : 2.7%
AST SpaceMobile, Inc.* † 41,137 2,987,780
Underline
Transportation : 0.6%
Uber Technologies, Inc.* 7,480 611,191
Underline

VANECK SOCIAL SENTIMENT ETF
SCHEDULE OF INVESTMENTS
(continued)
2
FootnoteRuleAboveBlank
Footnotes:
* See Schedule of Investments for geographic sectors.
Number
of Shares Value
Utilities : 0.4%
Oklo, Inc.* 5,771 $ 414,127
Underline
Total Common Stocks
(Cost: $118,330,707) 109,480,722
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 6.0%
Money Market Fund: 6.0%
Number
of Shares Value
(Cost: $6,543,088)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 3.80%(a) 6,543,088 $ 6,543,088
Total Investments: 105.9%
(Cost: $124,873,795) 116,023,810
Liabilities in excess of other assets: (5.9)% (6,438,878)
NET ASSETS: 100.0% $ 109,584,932
† Security fully or partially on loan. Total market value of securities on loan is $13,769,726.
* Non-income producing
(a) Rate shown is the 7-day yield as of 12/31/25.
The summary of inputs used to value the Fund's investments as of December 31, 2025 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 109,480,722 $ — $ — $ 109,480,722
Money Market Fund 6,543,088 — — 6,543,088
Total Investments $ 116,023,810 $ — $ — $ 116,023,810